CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenues (including sales to a related party of US$64,549, US$406,373 and US$1,690,196 for the years ended December 31, 2022 2023 and 2024, respectively)	$ 42,203,660	$ 38,511,652	$ 29,423,540
Cost of revenue
Cost of revenues (including purchase from a related party of US$117,676, US$70,698 and US$428,046 for the years ended December 31, 2022, 2023 and 2024, respectively)	(20,980,718)	(20,937,827)	(18,718,951)
Gross profit	21,222,942	17,573,825	10,704,589
Operating expenses:
Selling and marketing expenses	(10,342,509)	(6,433,317)	(3,515,712)
Research and development expenses	(12,159,086)	(4,061,037)	(2,816,116)
General and administrative expenses	(10,790,437)	(14,025,391)	(2,745,618)
Total operating expenses	(33,292,032)	(24,519,745)	(9,077,446)
Government grants	38,167	428,066	27,838
Operating income (loss)	(12,030,923)	(6,517,854)	1,654,981
Changes in fair value of financial instruments	(87,836)	(1,472,118)	(190,557)
Gain on extinguishment of convertible debts	233,216
Interest expenses	(212,732)	(194,500)	(66,959)
Interest income	157,739	100,832	200,882
Income (loss) before income taxes	(11,940,536)	(8,083,640)	1,598,347
Income tax benefit			11,612
Net income (loss)	(11,940,536)	(8,083,640)	1,609,959
Accretion of redeemable preference shares to redemption value	(1,162,826)	(2,377,429)	(1,528,789)
Undistributed earnings attributable to redeemable preferred shareholders and Series Seed preferred shareholders of the Company			(53,538)
Net income (loss) attributable to ordinary shareholders	(13,103,362)	(10,461,069)	27,632
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income taxes	151,122	1,043,513	2,582,996
Total comprehensive loss	$ (11,789,414)	$ (7,040,127)	$ 4,192,955
Earnings (loss) per ordinary share-Basic		$ (0.01)
Loss per ordinary share-Diluted		$ (0.01)
Weighted average number of ordinary shares-Basic	1,287,213,767	713,323,788	656,200,500
Weighted average number of ordinary shares-Diluted	1,287,213,767	713,323,788	656,200,500
Class A and Class B Ordinary Shares
Other comprehensive income (loss)
Earnings (loss) per ordinary share-Basic	$ (0.01)
Loss per ordinary share-Diluted	$ (0.01)
Weighted average number of ordinary shares-Basic	1,287,213,767
Weighted average number of ordinary shares-Diluted	1,287,213,767